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                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com

July 24, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: BHR INSTITUTIONAL FUNDS
         (1933 ACT REGISTRATION NO. 333-135371)
         (1940 ACT REGISTRATION NO. 811-21913)

Ladies and Gentlemen:

          On behalf of BHR Institutional Funds (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that the prospectus and statement of additional information dated July 20, 2009 for the Trust's JOHCM International Select Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the prospectus and statement of additional information dated July 20, 2009 contained in the Trust's Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended, which was filed on July 17, 2009.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3307.

                                        Very truly yours,


                                        /s/ Jillian L. Bosmann
                                        ----------------------------------------
                                        Jillian L. Bosmann